Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Old Westbury Funds, Inc.
Entity Central Index Key	0000909994
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000004836
Shareholder Report [Line Items]
Fund Name	All Cap Core Fund
Class Name	All Cap Core Fund
Trading Symbol	OWACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury All Cap Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury All Cap Core Fund	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
AssetsNet	$ 3,522,700,219
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$3,522,700,219 # of Portfolio Holdings103 Portfolio Turnover Rate25%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 4/30/2026

Table Summary
Information Technology	28.5%
Industrials	14.6%
Communication Services	11.1%
Health Care	9.2%
Financial Services	9.2%
Consumer Discretionary	6.4%
Consumer Staples	3.7%
Banks	3.4%
Other Sectors	7.7%
Other Assets and Liabilities	6.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
NVIDIA Corp.	7.0%
Alphabet, Inc.	5.7%
Apple, Inc.	4.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.4%
Meta Platforms, Inc.	2.2%
iShares MSCI EAFE ETF	2.2%
Visa, Inc.	2.0%
JP Morgan Chase & Co.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004835
Shareholder Report [Line Items]
Fund Name	Large Cap Strategies Fund
Class Name	Large Cap Strategies Fund
Trading Symbol	OWLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Large Cap Strategies Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Large Cap Strategies Fund	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[2]
AssetsNet	$ 25,084,259,664
Holdings Count | Holding	396
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$25,084,259,664 # of Portfolio Holdings396 Portfolio Turnover Rate36%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 4/30/2026

Table Summary
Information Technology	27.8%
Industrials	12.3%
Communication Services	10.0%
Banks	9.2%
Consumer Discretionary	9.0%
Health Care	7.5%
Consumer Staples	6.0%
Financial Services	5.5%
Other Sectors	11.4%
Other Assets and Liabilities	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
NVIDIA Corp.	6.4%
Alphabet, Inc.	5.5%
Apple, Inc.	4.2%
Amazon.com, Inc.	3.4%
Microsoft Corp.	3.4%
Broadcom, Inc.	2.9%
JP Morgan Chase & Co.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Meta Platforms, Inc.	1.6%
Chevron Corp.	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004834
Shareholder Report [Line Items]
Fund Name	Small & Mid Cap Strategies Fund
Class Name	Small & Mid Cap Strategies Fund
Trading Symbol	OWSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Small & Mid Cap Strategies Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Small & Mid Cap Strategies Fund	$58	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[3]
AssetsNet	$ 9,373,918,672
Holdings Count | Holding	2,297
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$9,373,918,672 # of Portfolio Holdings2,297 Portfolio Turnover Rate38%
Holdings [Text Block]

Country Weightings (as a % of Net Assets) as of 4/30/2026

Table Summary
United States	39.5%
Japan	11.7%
China	5.6%
United Kingdom	4.1%
Australia	2.8%
South Korea	2.5%
Switzerland	2.1%
France	2.0%
Other Countries	22.6%
Other Assets and Liabilities	7.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
VanEck Junior Gold Miners ETF	3.3%
State Street SPDR S&P Biotech ETF	1.2%
Keysight Technologies, Inc.	0.7%
Clean Harbors, Inc.	0.6%
US Foods Holding Corp.	0.5%
Saia, Inc.	0.5%
STERIS Plc	0.5%
Nasdaq, Inc.	0.4%
API Group Corp.	0.4%
UL Solutions, Inc.	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000257451
Shareholder Report [Line Items]
Fund Name	Total Equity Fund
Class Name	Total Equity Fund
Trading Symbol	OWTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Total Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Total Equity Fund	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[4]
AssetsNet	$ 1,171,475,143
Holdings Count | Holding	488
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$1,171,475,143 # of Portfolio Holdings488 Portfolio Turnover Rate31%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets) as of 4/30/2026

Table Summary
Information Technology	25.8%
Industrials	14.2%
Communication Services	9.2%
Consumer Discretionary	8.3%
Health Care	8.0%
Banks	7.7%
Financial Services	6.1%
Consumer Staples	5.5%
Other Sectors	11.0%
Other Assets and Liabilities	4.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
NVIDIA Corp.	5.6%
Alphabet, Inc.	4.7%
Apple, Inc.	3.5%
Microsoft Corp.	3.0%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
Meta Platforms, Inc.	1.5%
JP Morgan Chase & Co.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.4%
ASML Holding NV	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000221944
Shareholder Report [Line Items]
Fund Name	Credit Income Fund
Class Name	Credit Income Fund
Trading Symbol	OWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Credit Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Credit Income Fund	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[5]
AssetsNet	$ 2,540,489,364
Holdings Count | Holding	847
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$2,540,489,364 # of Portfolio Holdings847 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Government Agencies and Securities	28.8%
Non-Agency Mortgage-Backed Securities	24.9%
Exchange-Traded Funds	20.9%
Asset-Backed Securities	12.1%
Corporate Bonds	5.8%
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.2%
Preferred Stocks	0.2%
Other Assets and Liabilities	7.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Treasury Bonds	23.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	8.2%
Barclays Mortgage Loan Trust	6.4%
iShares MBS ETF	5.6%
U.S. Treasury Notes	5.3%
State Street SPDR Bloomberg Convertible Securities ETF	4.8%
Ajax Mortgage Loan Trust	3.4%
Invesco Preferred ETF	1.5%
Countrywide Alternative Loan Trust	1.5%
Velocity Commercial Capital Loan Trust	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004833
Shareholder Report [Line Items]
Fund Name	Fixed Income Fund
Class Name	Fixed Income Fund
Trading Symbol	OWFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Fixed Income Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[6]
AssetsNet	$ 1,631,770,917
Holdings Count | Holding	144
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$1,631,770,917 # of Portfolio Holdings144 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Government Agencies and Securities	66.8%
Corporate Bonds	27.8%
Asset-Backed Securities	4.1%
Other Assets and Liabilities	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Treasury Notes	62.8%
U.S. Treasury Inflation Indexed Bonds	4.0%
Bank of America Corp.	0.6%
JP Morgan Chase & Co.	0.6%
HCA, Inc.	0.5%
Alphabet, Inc.	0.5%
Capital One Financial Corp.	0.5%
US Bancorp	0.5%
PayPal Holdings, Inc.	0.4%
L3Harris Technologies, Inc.	0.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000248048
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Short-Term Bond Fund
Trading Symbol	OWSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Short-Term Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Short-Term Bond Fund	$18	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[7]
AssetsNet	$ 161,441,978
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$161,441,978 # of Portfolio Holdings131 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Allocations (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Government Agencies and Securities	58.3%
Corporate Bonds	36.7%
Asset-Backed Securities	3.8%
Other Assets and Liabilities	1.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Treasury Notes	52.2%
U.S. Treasury Bills	6.1%
JP Morgan Chase & Co.	1.2%
HCA, Inc.	1.0%
Hyundai Capital America	0.9%
Morgan Stanley Private Bank NA	0.9%
Roper Technologies, Inc.	0.9%
Amphenol Corp.	0.9%
Waste Management, Inc.	0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000004838
Shareholder Report [Line Items]
Fund Name	Municipal Bond Fund
Class Name	Municipal Bond Fund
Trading Symbol	OWMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[8]
AssetsNet	$ 4,548,197,178
Holdings Count | Holding	551
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$4,548,197,178 # of Portfolio Holdings551 Portfolio Turnover Rate13%
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 4/30/2026

Table Summary
Texas	26.6%
New York	8.1%
New Jersey	6.8%
Washington	5.0%
Ohio	4.7%
Connecticut	3.9%
Virginia	3.6%
Massachusetts	3.4%
Other States	33.8%
Other Assets and Liabilities	4.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
State of Washington School Improvements GO	3.5%
Permanent University Fund - University of Texas System Current Refunding Revenue Bonds	2.3%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2.0%
Board of Regents of the University of Texas System Refunding Revenue Bonds	1.7%
Ohio Water Development Authority Water Utility Improvements Revenue Bonds	1.6%
Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Improvements Revenue Bonds	1.4%
State of Connecticut Public Improvements GO	1.4%
New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds	1.3%
Arizona Department of Transportation State Highway Improvements Revenue Bonds	1.3%
New Jersey Educational Facilities Authority Current Refunding Revenue Bonds	1.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000206042
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	California Municipal Bond Fund
Trading Symbol	OWCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury California Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury California Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[9]
AssetsNet	$ 406,470,488
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$406,470,488 # of Portfolio Holdings109 Portfolio Turnover Rate11%
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 4/30/2026

Table Summary
California	96.0%
Other Assets and Liabilities	4.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
State of California Current Refunding GO	9.6%
California Health Facilities Financing Authority Health Care Facilities Revenue Bonds	5.7%
University of California Current Refunding Revenue Bonds	5.4%
San Francisco City & County Airport Current Refunding Revenue Bonds	5.1%
University of California University & College Improvements Revenue Bonds	4.7%
California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds	4.4%
San Francisco City & County Airport Comm-San Francisco International Airport & Marina Improvements Revenue Bonds	4.3%
State of California Water Utility Improvements GO	3.9%
Los Angeles Department of Water & Power Water System Revenue Bonds	3.0%
California Educational Facilities Authority University & College Improvements Revenue Bonds	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com
C000206043
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	New York Municipal Bond Fund
Trading Symbol	OWNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Old Westbury New York Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.
Additional Information Phone Number	(800) 607-2200
Additional Information Website	www.oldwestburyfunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury New York Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[10]
AssetsNet	$ 627,255,628
Holdings Count | Holding	163
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of 4/30/2026

Total Net Assets$627,255,628 # of Portfolio Holdings163 Portfolio Turnover Rate7%
Holdings [Text Block]

State Diversification (as a % of Net Assets) as of 4/30/2026

Table Summary
New York	94.6%
Other Assets and Liabilities	5.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
County of Westchester NY Recreation Facilities Improvements GO	7.8%
New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds	7.2%
New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds	6.9%
Utility Debt Securitization Authority Refunding Revenue Bonds	4.9%
New York State Dormitory Authority University & College Improvements Revenue Bonds	4.7%
City of New York Current Refunding GO	4.3%
New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds	4.2%
Long Island Power Authority Current Refunding Revenue Bonds	3.8%
City of New York Public Improvements GO	3.6%
New York Power Authority Electric Light & Power Improvements Revenue Bonds	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(800) 607-2200
Updated Prospectus Web Address	www.oldwestburyfunds.com

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized